Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 100,955	$ 105,519
Gross carrying amount	104,685	106,402
Allowance for expected credit losses	(3,730)	(883)	$ (712)
Current
Aging Of Current Trade Receivables [Line Items]
Trade receivables	83,020	78,771
1-30 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	9,739	18,387
31-60 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	4,630	4,268
61-90 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	1,431	1,159
91- Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 5,865	$ 3,817